LIMITED PARTNERS' EQUITY - Schedule of Composition of the Distributions (Details) - LP Units - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024
Disclosure of classes of share capital [line items]
Distributions declared for the six months ended June 30	$ 106	$ 101	$ 214	$ 204
Brookfield Holders
Disclosure of classes of share capital [line items]
Distributions declared for the six months ended June 30	28	27	56	53
External LP unitholders
Disclosure of classes of share capital [line items]
Distributions declared for the six months ended June 30	$ 78	$ 74	$ 158	$ 151